Expense Example, No Redemption - Pioneer Global Sustainable Value Fund	Apr. 17, 2021 USD ($)
Pioneer Global Sustainable Value Fund : Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 72
Expense Example, No Redemption, 3 Years	438
Pioneer Global Sustainable Value Fund : Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	777
Pioneer Global Sustainable Value Fund : Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	671
Expense Example, No Redemption, 3 Years	$ 1,093